Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income taxes

The components of loss before income taxes were comprised of the following:

	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(1,842,305)	(1,764,537)	(2,959,534)	(2,207,951)
Malaysia	(255,454)	(128,738)	(114,507)	(85,427)
Loss before income taxes provision	(2,097,759)	(1,893,275)	(3,074,041)	(2,293,378)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD
Deferred tax assets:
Singapore	255,364	503,121	375,352
Malaysia	21,885	19,466	14,523

Less: valuation allowance
Singapore	(255,364)	(503,121)	(375,352)
Malaysia	(21,885)	(19,466)	(14,523)
Deferred tax assets	-	-	-